Employee Benefit Obligations - Additional Information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of defined benefit plans [line items]
Employer contributions (for funded plans) and benefit payments (for unfunded plans)	£ 19.8	£ 24.0	£ 16.7
Employer contributions (for funded plans) and benefit payments (for unfunded plans), expected in 2022	£ 17.0
Current pensioners (at age 65) – male
Disclosure of defined benefit plans [line items]
Actuarial assumption of life expectancy	21 years 9 months 18 days	22 years 3 months 18 days
Current pensioners (at age 65) – female
Disclosure of defined benefit plans [line items]
Actuarial assumption of life expectancy	23 years 7 months 6 days	24 years
Future pensioners (current age 45) – male
Disclosure of defined benefit plans [line items]
Actuarial assumption of life expectancy	23 years 6 months	24 years
Future pensioners (current age 45) – female
Disclosure of defined benefit plans [line items]
Actuarial assumption of life expectancy	25 years 2 months 12 days	25 years 8 months 12 days